Document and Entity Information	Jul. 02, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 02, 2020
Entity Registrant Name	CALAMP CORP
Entity Central Index Key	0000730255
Entity Emerging Growth Company	false
Entity File Number	0-12182
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3647070
Entity Address, Address Line One	15635 Alton Parkway
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	600-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 per share
Trading Symbol	CAMP
Security Exchange Name	NASDAQ
Amendment Description	As previously disclosed in the Current Report on Form 8‑K filed by CalAmp Corp. (the “Company”) with the U.S. Securities and Exchange Commission on July 8, 2020, the Company appointed Jeffery R. Gardner as its President and Chief Executive Officer, effective July 2, 2020. On July 16, 2020, the Board of Directors of the Company approved entering into an Executive Employment Agreement with Mr. Gardner (the “Employment Agreement”). The Employment Agreement became effective as of July 2, 2020 and will continue until May 31, 2022, unless earlier terminated; the term of the Employment Agreement also is subject to automatic successive two-year renewal terms. Unless otherwise noted below, the Employment Agreement supersedes the original Interim President and CEO Employment Letter Agreement with Mr. Gardner, effective March 25, 2020, as amended on May 1, 2020 (the “Interim Employment Letter Agreement”).